CONCENTRATIONS AND RISKS - Currency convertibility risk (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
RMB
CONCENTRATIONS AND RISKS
Cash and cash equivalents and short-term investments	$ 247.6	$ 126.6